SUPPLEMENT DATED OCTOBER 5, 2015
to

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2015
FOR MASTERS CHOICE, MASTERS FLEX, MASTERS EXTRA, MASTERS CHOICE II,
MASTERS FLEX II, REGATTA PLATINUM, AND REGATTA GOLD

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2012
FOR REGATTA CHOICE

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 29, 2011
FOR MASTERS ACCESS, MASTERS I SHARE, AND MASTERS EXTRA II

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009
FOR FUTURITY III

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2008
FOR REGATTA EXTRA AND FUTURITY II

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2007
FOR REGATTA CHOICE II AND REGATTA FLEX II

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED JULY 18, 2006
FOR REGATTA, REGATTA CLASSIC, AND FUTURITY FOCUS

PROSPECTUSES DATED APRIL 11, 2006, AS SUPPLEMENTED DECEMBER 29, 2006,
AND STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 11, 2006,
AND PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2006
FOR MASTERS IV AND MASTERS VII

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2006
FOR REGATTA FLEX-4, REGATTA ACCESS, FUTURITY, FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE, FUTURITY SELECT FREEDOM, FUTURITY SELECT SEVEN, FUTURITY FOCUS II, FUTURITY SELECT FOUR, FUTURITY ACCOLADE,
COLUMBIA ALL-STAR, COLUMBIA ALL-STAR EXTRA, COLUMBIA ALL-STAR FREEDOM,
AND COLUMBIA ALL-STAR TRADITIONS

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

Effective immediately, the following changes are made to the Prospectuses and Statements of Additional Information listed above.

The service office mailing address is changed to:

Delaware Life Insurance Company
P.O. Box 758581
Topeka, KS 66675-8581

The service office overnight mailing address is:

Delaware Life Insurance Company
Mail Zone 581
5801 S.W. 6th Avenue
Topeka, KS 66636

The customer service telephone number is changed to:

(877) 253-2323

The Company address is changed to:

Delaware Life Insurance Company
1601 Trapelo Road, Suite 30
Waltham, MA 02451

The address for Clarendon Insurance Agency, Inc. is changed to:

1601 Trapelo Road, Suite 30
Waltham, MA 02451

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.